Note 10 - Intangible Assets, Net - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Values at the beginning of the year		$ 1,660,859
Values at the end of the year		1,465,965	$ 1,660,859
Information system projects [member]
Statement Line Items [Line Items]
Values at the beginning of the year		81,746
Values at the end of the year		66,638	81,746
Licenses, patents and trademarks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	[1]	93,217
Values at the end of the year	[1]	91,105	93,217
Goodwill [member]
Statement Line Items [Line Items]
Values at the beginning of the year		1,292,481
Values at the end of the year		1,288,344	1,292,481
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Values at the beginning of the year		193,415
Values at the end of the year		19,878	193,415
Gross carrying amount [member]
Statement Line Items [Line Items]
Values at the beginning of the year		5,175,587	5,165,152
Translation differences		(10,473)	6,477
Additions		31,905	33,440
Transfers / Reclassifications		(5,493)	(28,463)
Disposals		(1,538)	(1,152)
Increase due to business combinations (**)	[2]		133
Values at the end of the year		5,189,988	5,175,587
Gross carrying amount [member] | Information system projects [member]
Statement Line Items [Line Items]
Values at the beginning of the year		560,692	554,330
Translation differences		(6,153)	6,265
Additions		31,632	28,335
Transfers / Reclassifications		(5,493)	(28,371)
Disposals		(56)
Increase due to business combinations (**)	[2]		133
Values at the end of the year		580,622	560,692
Gross carrying amount [member] | Licenses, patents and trademarks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	[1]	465,963	461,619
Translation differences	[1]	(183)	483
Additions	[1]	273	5,105
Transfers / Reclassifications	[1]		(92)
Disposals	[1]	(1,482)	(1,152)
Increase due to business combinations (**)	[1],[2]
Values at the end of the year	[1]	464,571	465,963
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Values at the beginning of the year		2,090,073	2,090,257
Translation differences		(4,137)	(184)
Additions
Transfers / Reclassifications
Disposals
Increase due to business combinations (**)	[2]
Values at the end of the year		2,085,936	2,090,073
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Values at the beginning of the year		2,058,859	2,058,946
Translation differences			(87)
Additions
Transfers / Reclassifications
Disposals
Increase due to business combinations (**)	[2]
Values at the end of the year		2,058,859	2,058,859
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Values at the beginning of the year		3,514,728	3,302,325
Translation differences		(5,551)	5,232
Transfers / Reclassifications
Disposals		(46)
Amortization charge		214,892	207,171
Values at the end of the year		3,724,023	3,514,728
Accumulated depreciation, amortisation and impairment [member] | Information system projects [member]
Statement Line Items [Line Items]
Values at the beginning of the year		478,946	408,373
Translation differences		(5,551)	5,232
Transfers / Reclassifications			92
Disposals		(46)
Amortization charge		40,635	65,249
Values at the end of the year		513,984	478,946
Accumulated depreciation, amortisation and impairment [member] | Licenses, patents and trademarks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	[1]	372,746	362,292
Translation differences	[1]
Transfers / Reclassifications	[1]		(92)
Disposals	[1]
Amortization charge	[1]	720	10,546
Values at the end of the year	[1]	373,466	372,746
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Values at the beginning of the year		797,592	797,592
Translation differences
Transfers / Reclassifications
Disposals
Amortization charge
Values at the end of the year		797,592	797,592
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Values at the beginning of the year		1,865,444	1,734,068
Translation differences
Transfers / Reclassifications
Disposals
Amortization charge		173,537	131,376
Values at the end of the year		$ 2,038,981	$ 1,865,444

[1]	Includes Proprietary Technology.
[2]	Related to Garrett LLC acquisition.